Intangible Assets, Net (Tables)	12 Months Ended
Aug. 31, 2022
Intangible Assets Net [Abstract]
Schedule of intangible assets, net
	As of August 31, 2021				As of August 31, 2022
	Cost	Accumulated amortization	Accumulated Impairment	Net amount	Cost	Accumulated amortization	Accumulated Impairment	Net amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Indefinite lived intangible assets
Brand names	398,789	-	-	398,789	366,070	-	(113,385)	252,685
Definite lived intangible assets
Brand names	50,486	(16,955)	-	33,531	50,486	(21,148)	-	29,338
Trademarks	39,016	(9,645)	-	29,371	39,016	(14,226)	-	24,790
Non-compete agreements	29,800	(13,537)	-	16,263	29,800	(18,289)	-	11,511
Student bases	22,451	(18,423)	-	4,028	21,857	(18,946)	-	2,911
Others*	10,314	(6,474)	-	3,840	10,314	(8,653)	-	1,661
	550,856	(65,034)	-	485,822	517,543	(81,262)	(113,385)	322,896

Note*: Others include core curriculum, software, backlog and license.